SEI INSTITUTIONAL MANAGED TRUST

Small Cap Growth Fund

Mid-Cap Fund

Supplement Dated July 16, 2007
to the Class A Shares Prospectus Dated January 31, 2007

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Growth and Mid-Cap Funds.

Change in Sub-Adviser for the Small Cap Growth Fund

In the sub-section entitled “Small Cap Growth Fund” under the section entitled “Sub-Advisers and Portfolio Managers,” the following paragraph is hereby added:

Janus Capital Management LLC: Janus Capital Management LLC (Janus), located at 151 Detroit Street, Denver, Colorado 80206, serves as a Sub-Adviser to the Small Cap Growth Fund. William H. Bales manages the portion of the Small Cap Growth Fund’s assets allocated to Janus. Mr. Bales serves as Team Leader for the Institutional Small Cap Growth portfolios and is Portfolio Manager and Executive Vice President of the Janus Venture Fund (closed to new investors). Mr. Bales joined Janus in September 1991 and became a research analyst in 1993, focusing on the technology, media, retail and consumer products sectors. He assumed co-manager responsibilities of the Janus Venture Fund in 1997 and became sole portfolio manager of this fund in January 2001. Prior to joining Janus, Mr. Bales worked as a broker at a Denver-based firm. He earned a bachelor’s degree in marketing and a master’s degree in marketing and finance from the University of Colorado. Mr. Bales has 16 years of professional investment experience.

There are no other changes to the sub-advisers of the Small Cap Growth Fund.

Change in Sub-Adviser for the Mid-Cap Fund

In the sub-section entitled “Mid-Cap Fund” under the section entitled “Sub-Advisers and Portfolio Managers,” the following paragraph is hereby added:

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Mid-Cap Fund. A team of investment professionals manages the portion of the Mid-Cap Fund’s assets allocated to QMA. The team consists of Margaret Stumpp, PhD, Peter Xu, PhD, Stacie L. Mintz and Daniel Carlucci, CFA. Ms. Stumpp, QMA’s Chief Investment Officer, is responsible for portfolio management and investment strategy for the Mid-Cap Fund. Ms. Stumpp is also involved with quantitative research in asset allocation, security selection and portfolio construction. Ms. Stumpp has been with QMA for 20 years. Mr. Xu, a Managing Director at QMA, conducts equity market research for all quantitative core equity portfolios and has 14 years of investment experience and 10 years at QMA. Previously, he taught in the business school at the University of Houston. Ms. Mintz, a Principal and Portfolio Manager at QMA, manages the overall asset allocation for several large pension plans including a significant portion of Prudential’s own pension plan. She also manages several retail balanced portfolios and institutional equity portfolios. Ms. Mintz has 13 years of investment experience and 15 years at QMA. Mr. Carlucci, a Vice President and Portfolio Manager at QMA, assists with the management of several quantitative portfolios, specifically the large-cap and small-cap core portfolios as well as tax-managed portfolios for high net worth investors. Mr. Carlucci has 19 years of investment experience and 22 years at QMA. These investment professionals have been managing the Fund since its inception. All years of experience at QMA includes experience with predecessors and affiliates as of March 31, 2007.

There are no other changes to the sub-advisers of the Mid-Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-453 (7/07)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Growth Fund

Mid-Cap Fund

Supplement Dated July 16, 2007
to the Class I Shares Prospectus Dated January 31, 2007

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Growth and Mid-Cap Funds.

Change in Sub-Adviser for the Small Cap Growth Fund

In the sub-section entitled “Small Cap Growth Fund” under the section entitled “Sub-Advisers and Portfolio Managers,” the following paragraph is hereby added:

Janus Capital Management LLC: Janus Capital Management LLC (Janus), located at 151 Detroit Street, Denver, Colorado 80206, serves as a Sub-Adviser to the Small Cap Growth Fund. William H. Bales manages the portion of the Small Cap Growth Fund’s assets allocated to Janus. Mr. Bales serves as Team Leader for the Institutional Small Cap Growth portfolios and is Portfolio Manager and Executive Vice President of the Janus Venture Fund (closed to new investors). Mr. Bales joined Janus in September 1991 and became a research analyst in 1993, focusing on the technology, media, retail and consumer products sectors. He assumed co-manager responsibilities of the Janus Venture Fund in 1997 and became sole portfolio manager of this fund in January 2001. Prior to joining Janus, Mr. Bales worked as a broker at a Denver-based firm. He earned a bachelor’s degree in marketing and a master’s degree in marketing and finance from the University of Colorado. Mr. Bales has 16 years of professional investment experience.

There are no other changes to the sub-advisers of the Small Cap Growth Fund.

Change in Sub-Adviser for the Mid-Cap Fund

In the sub-section entitled “Mid-Cap Fund” under the section entitled “Sub-Advisers and Portfolio Managers,” the following paragraph is hereby added:

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Mid-Cap Fund. A team of investment professionals manages the portion of the Mid-Cap Fund’s assets allocated to QMA. The team consists of Margaret Stumpp, PhD, Peter Xu, PhD, Stacie L. Mintz and Daniel Carlucci, CFA. Ms. Stumpp, QMA’s Chief Investment Officer, is responsible for portfolio management and investment strategy for the Mid-Cap Fund. Ms. Stumpp is also involved with quantitative research in asset allocation, security selection and portfolio construction. Ms. Stumpp has been with QMA for 20 years. Mr. Xu, a Managing Director at QMA, conducts equity market research for all quantitative core equity portfolios and has 14 years of investment experience and 10 years at QMA. Previously, he taught in the business school at the University of Houston. Ms. Mintz, a Principal and Portfolio Manager at QMA, manages the overall asset allocation for several large pension plans including a significant portion of Prudential’s own pension plan. She also manages several retail balanced portfolios and institutional equity portfolios. Ms. Mintz has 13 years of investment experience and 15 years at QMA. Mr. Carlucci, a Vice President and Portfolio Manager at QMA, assists with the management of several quantitative portfolios, specifically the large-cap and small-cap core portfolios as well as tax-managed portfolios for high net worth investors. Mr. Carlucci has 19 years of investment experience and 22 years at QMA. These investment professionals have been managing the Fund since its inception. All years of experience at QMA includes experience with predecessors and affiliates as of March 31, 2007.

There are no other changes to the sub-advisers of the Mid-Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-454 (7/07)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Growth Fund

Mid-Cap Fund

Supplement Dated July 16, 2007
to the Statement of Additional Information (“SAI”) Dated January 31, 2007

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Growth and Mid-Cap Funds.

Change in Sub-Adviser for the Small Cap Growth Fund

In the sub-section entitled “The Sub-Advisers” under the section entitled “The Adviser and Sub-Advisers,” the following paragraphs are hereby added:

JANUS CAPITAL MANAGEMENT LLC—Janus Capital Management LLC (“Janus”) serves as a sub-adviser to the Small Cap Growth Fund. Janus has been an investment adviser since 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts. Janus is a direct subsidiary of Janus Capital Group Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation.

In addition, in the sub-section entitled “Portfolio Management” under the section entitled “The Adviser and Sub-Advisers,” the following text is hereby added:

Janus

Compensation.  SIMC pays Janus a fee based on the assets under management of the Small Cap Growth Fund as set forth in an investment sub-advisory agreement between Janus and SIMC.

Janus pays its portfolio manager out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Growth Fund. The following describes the structure and method of calculating the portfolio manager’s compensation as of May 31, 2007.

The portfolio manager is compensated by Janus for managing the account and any other funds, portfolios, or accounts managed by the portfolio manager (collectively, the “Managed Funds”) through two components: fixed compensation and variable compensation.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as the complexity of managing funds and other accounts, scope of responsibility (including assets under management), tenure and long-term performance as a portfolio manager.

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of Janus Capital Group Inc. restricted stock, stock options and a cash-deferred award aligned with Janus fund shares). Variable compensation is structured to pay the portfolio manager primarily on individual performance, with additional compensation available for team performance and a lesser component based on net asset flows in the Managed Funds. Variable compensation is based on pre-tax performance of the Managed Funds.

The  portfolio manager’s individual performance compensation is determined by applying a multiplier tied to the Managed Funds’ aggregate asset-weighted Lipper peer group performance ranking for one- and three-year performance periods, if applicable, with a greater emphasis on three-year results. The multiplier is applied against the portfolio manager’s fixed compensation. The portfolio manager is also eligible to receive additional individual performance compensation if the Managed Funds achieve a certain rank in their Lipper peer performance groups in each of three, four or five consecutive years. The portfolio manager’s compensation is also subject to reduction in the event that the Managed Funds incur material negative absolute performance, and the portfolio manager will not be eligible to earn any individual performance compensation if the Managed Funds’ performance does not meet or exceed a certain ranking in their Lipper peer performance group.

The portfolio manager is also eligible to participate with other Janus equity portfolio managers in a team performance compensation pool which is derived from a formula tied to the team’s aggregate asset-weighted Lipper peer group performance ranking for the one-year performance period. Such compensation is then allocated among eligible individual equity portfolio managers at the discretion of Janus. No team performance compensation is paid to any equity portfolio manager if the aggregate asset-weighted team performance for the one-year period does not meet or exceed a certain rank in the relevant Lipper peer group.

The portfolio manager may elect to defer payment of a designated percentage of fixed compensation and/or up to all variable compensation in accordance with the Janus Executive Income Deferral Program.

The Fund’s Lipper peer group for compensation purposes is the Lipper Small Cap Growth.

Ownership of Fund Shares.  As of May 31, 2007, William Bales did not beneficially own any shares of the Small Cap Growth Fund.

Other Accounts.  As of May 31, 2007, in addition to the Small Cap Growth Fund, Janus’ portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
William Bales	3	$1,767,395,752	0	N/A	2	$116,148,899

* None of the accounts listed above is subject to a performance-based advisory fee.

Material Conflicts .  As shown in the accompanying table, the portfolio manager may manage other accounts with investment strategies similar to the Fund. Fees may vary among these accounts and the portfolio manager may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, these risks may be mitigated by the fact that accounts with like investment strategies managed by a particular portfolio manager may be generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors.

There are no other changes to the sub-advisers of the Small Cap Growth Fund.

Change in Sub-Adviser for the Mid-Cap Fund

In the sub-section entitled “The Sub-Advisers” under the section entitled “The Adviser and Sub-Advisers,” the paragraph relating to Quantitative Management Associates LLC (“QMA”) is hereby deleted and replaced with the following:

QUANTITATIVE MANAGEMENT ASSOCIATES LLC—Quantitative Management Associates LLC (“QMA”) serves as a sub-adviser for a portion of the assets of the Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds. QMA is a direct wholly-owned subsidiary of Prudential Investment Management, Inc., a wholly-owned subsidiary of Prudential Asset Management Holding Company, Inc., which in turn is wholly-owned by Prudential Financial, Inc. QMA is a New Jersey limited liability company formed in 2003.

In addition, in the sub-section entitled “Portfolio Management” under the section entitled “The Adviser and Sub-Advisers,” the text relating to QMA is hereby deleted and replaced with the following:

QMA

Compensation.  SIMC pays QMA a fee based on the assets under management of the Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds as set forth in an investment sub-advisory agreement between QMA and SIMC. QMA pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds. The following information relates to the period ended March 31, 2007.

Investment professionals are compensated through a combination of base salary, a performance-based annual cash incentive bonus and a long-term incentive grant.

The salary component is based on market data relative to similar positions within the industry as well as the past performance, experience and responsibility of the individual.

The size of the annual cash bonus pool is determined quantitatively based on two primary factors:  (i) investment performance (pre-tax) of portfolios on a one-year and three-year basis relative to appropriate market peer groups or benchmarks; and (ii) business results as measured by QMA’s pre-tax net income, based on planned and reasonably anticipated expenses. QMA regularly benchmarks its compensation program against leading asset management firms to monitor competitiveness.

An investment professional’s long-term incentive grant is currently divided into two components:  (i) 80% of the value of the grant is subject to increase or decrease based on the annual performance of certain QMA advised accounts; and (ii) 20% of the value of the grant consists of stock options and restricted stock of Prudential Financial, Inc. (“Prudential Financial,” QMA’s ultimate parent company). The size of the long-term incentive pool is determined by Prudential Financial based on a percentage of the aggregate compensation of QMA’s eligible employees. The long-term incentive grants are subject to vesting requirements.

Each investment professional’s incentive compensation payment, including the annual cash bonus and long-term incentive grant, is primarily determined by how significantly the individual contributes to delivering investment performance to clients consistent with portfolio objectives, guidelines, and risk parameters, as well as the individual’s qualitative contributions to the organization.

Investment professional compensation is not directly linked to the performance of the Mid-Cap Fund or any Other Account.

Ownership of Fund Shares.  As of March 31, 2007, QMA’s portfolio managers did not beneficially own any shares of the Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds.

Other Accounts.  As of March 31, 2007, in addition to the Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds, QMA’s portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts**
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Margaret Stumpp	21	$15,888,883,546	26	$7,063,722,306	100	$20,680,033,558
Mitchell Stern	12	$7,751,053,772	20	$7,751,053,772	43	$12,264,673,796
Daniel Carlucci	12	$7,551,053,772	20	$6,232,841,071	43	$12,264,673,796
Peter Xu	12	$7,551,053,772	20	$6,232,841,071	43	$12,264,673,796
Ted Lockwood	26	$23,927,507,498	23	$6,303,314,480	98	$18,992,545,347
Devang Gambhirwala	12	$7,551,053,772	20	$6,232,841,071	44	$12,334,512,973
Stacie Mintz	18	$15,114,698,158	23	$6,303,314,480	97	$18,922,706,169

“QMA Other Pooled Investment Vehicles” includes commingled insurance company separate accounts and commingled trust funds. “QMA Other Accounts” includes single client accounts, managed accounts (which are counted as one account per managed account platform), asset allocation clients, and accounts of affiliates.

*Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of such account).

**Eight of these accounts with aggregate assets of $3,471,560,480 are subject to a performance-based advisory fee.

Conflicts of Interests. QMA is an indirect, wholly-owned subsidiary of Prudential Financial and is part of a full-scale global financial services organization, affiliated with insurance companies, investment advisers and broker-dealers. QMA’s portfolio managers are often responsible for managing multiple accounts, including accounts of affiliates, institutional accounts, mutual funds, insurance company separate accounts and various pooled investment vehicles. These affiliations and portfolio management responsibilities may cause potential and actual conflicts of interest. QMA aims to conduct itself in a manner it considers to be the most fair and consistent with its fiduciary obligations to all of its clients including the Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds.

Management of multiple accounts and funds side-by-side may raise potential conflicts of interest relating to the allocation of investment opportunities, the aggregation and allocation of trades and cross trading. QMA has developed policies and procedures designed to address these potential conflicts of interest.

There may be restrictions imposed by law, regulation or contract regarding how much, if any, of a particular security QMA may purchase or sell on behalf of the Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds, and as to the timing of such purchase or sale. QMA may come into possession of material, non-public information with respect to a particular issuer and as a result be unable to execute purchase or sale transactions in securities of such issuer for the Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds. QMA generally is able to avoid a variety of potential conflicts due to the possession of material, non-public information by maintaining an “Information Barrier” to prevent the transfer of information between affiliates.

Certain affiliates of QMA develop and may publish credit research that is independent from the research developed within QMA. QMA may hold different opinions on the investment merits of a given security, issuer or industry such that QMA may be purchasing or holding a security for the Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Growth or Mid-Cap Fund and an affiliated entity may be selling or recommending a sale of the same security or other securities of the same issuer. Conversely, QMA may be selling a security for the Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Growth or Mid-Cap Fund and an affiliated entity may be purchasing or recommending a buy of the same security or other securities of the same issuer. In addition, QMA’s affiliated brokers or investment advisers may be executing transactions in the market in the same securities as the Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Growth or Mid-Cap Fund at the same time. It is the policy of QMA not to engage in principal transactions with affiliated broker-dealers for unaffiliated institutional accounts managed by QMA.

With respect to the management of the Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds, QMA may cause securities transactions to be executed concurrently with authorizations to purchase or sell the same securities for other accounts managed by QMA, including proprietary accounts or accounts of affiliates. In these instances, the executions of purchases or sales, where possible, are allocated equitably among the various accounts.

QMA may provide to non-discretionary clients the same model investment portfolio that it uses to manage the Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Growth or Mid-Cap Fund. Delivery of the model portfolios to non-discretionary clients may be prior to or after execution of trades for discretionary accounts utilizing the same model, including the Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Growth or Mid-Cap Fund. The Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Growth or Mid-Cap Fund may be disadvantaged where QMA initiates trading for such funds after it delivers the model investment portfolio to the non-discretionary clients, or vice versa. QMA believes the potential market impact of trading based on the models is unlikely to be significant given that the model typically calls for small trades.

QMA may buy or sell, or may direct or recommend that one client buy or sell, securities of the same kind or class that are purchased or sold for the Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Growth or Mid-Cap Fund, at prices which may be different. In addition, QMA may, at any time, execute trades of securities of the same kind or class in one direction for an account, including the Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Growth or Mid-Cap Fund, and trade in the opposite direction or not trade for any other account due to differences in investment strategy or client direction.

The fees charged to advisory clients by QMA may differ depending upon a number of factors including, but not limited to, the particular strategy, the size of a portfolio being managed, the relationship with the client, the origination and service requirements and the asset class involved. Fees may also differ based on account type (e.g., commingled accounts, trust accounts, insurance company separate accounts, and corporate, bank or trust-owned life insurance products). Fees are negotiable so one client with similar investment objectives or goals may be paying a higher fee than another client. Fees paid by certain clients may also be higher due to performance based fees which increase based on the performance of a portfolio above an established benchmark. Also, large clients generate more revenue for QMA than do smaller accounts. A portfolio manager may be faced with a conflict of interest when allocating scarce investment opportunities given the benefit to QMA of favoring accounts that pay a higher fee or generate more income for QMA. To address this conflict of interest, QMA has adopted allocation policies as well as supervisory procedures that are intended to fairly allocate investment opportunities among competing client accounts.

Conflicts of interest may also arise regarding proxy voting. A committee of senior business representatives together with relevant regulatory personnel oversees the proxy voting process and monitors potential conflicts of interest relating to proxy voting.

Conflicts of interest may also arise in connection with securities holdings. Prudential Financial, the general account of The Prudential Insurance Company of America, QMA’s proprietary accounts and accounts of other affiliates of QMA (collectively, the “Affiliated Accounts”) may at times have various levels of financial or other interests, including but not limited to portfolio holdings, in companies whose securities may be held or purchased or sold in QMA’s client accounts. These financial interests may at any time be in potential or actual conflict or may be inconsistent with positions held or actions taken by QMA on behalf of its client accounts. These interests can include loan servicing, debt or equity financing, services related to advising on merger and acquisition issues, strategic corporate relationships or investments and the offering of investment advice in various forms. Thus QMA may invest client assets in the securities of companies with which QMA or an affiliate of QMA has a financial relationship, including investment in the securities of companies that are advisory clients of QMA.

It is anticipated that there will be situations in which the interests of a client account in a portfolio company may conflict with the interests of one or more Affiliated Accounts or other client accounts managed by QMA or its affiliates. This may occur because Affiliated Accounts hold public and private debt and equity securities of a large number of issuers and may invest in some of the same companies as the client account but at different levels in the capital structure. While these conflicts cannot be eliminated, QMA has implemented policies and procedures designed to ensure that, notwithstanding these conflicts, investments of its clients are managed in their best interests.

In addition, portfolio managers may advise Affiliated Accounts. The value of a portion of the long-term incentive grant of certain investment professionals will increase or decrease based on the annual performance of certain advised accounts of QMA (the “LT Accounts”) over a defined time period. As a result of (i) the management of the Affiliated Accounts, and (ii) long-term compensation reflecting the performance of the LT Accounts, QMA’s portfolio managers from time to time have certain direct and indirect financial interests in the accounts they advise. To address potential conflicts related to these financial interests, QMA has procedures, including supervisory review procedures, designed to ensure that each of QMA’s client accounts, including the Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds, and each Affiliated Account or LT Account, is managed in a manner that is consistent with its investment objectives, investment strategies and restrictions, as well as with QMA’s fiduciary obligations.

QMA also engages in short sales for certain of its advisory clients (i.e., the sale of a borrowed security). For these clients, QMA may take a short position in securities that are held long in other client portfolios. QMA has adopted documentation and monitoring requirements to address the conflicts of interest that arise due to the management of long-short portfolios alongside long-only portfolios.

QMA follows Prudential Financial’s policies on business ethics, personal securities trading by investment personnel, and information barriers and has adopted a code of ethics, allocation policies, supervisory procedures and conflicts of interest policies, among other policies and procedures, which are designed to ensure that clients are not harmed by these potential or actual conflicts of interests; however, there is no guarantee that such policies and procedures will detect and will ensure avoidance or disclosure of each and every situation in which a conflict may arise.

There are no other changes to the sub-advisers of the Mid-Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-455 (7/07)